Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents (Table)
	December 31, 2021	December 31, 2020
Cash at banks and on hand	$32,536	$74,776
Short-term deposits	44	94
Total	$32,580	$74,870